UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Lubar & Co., Incorporated

Address:   700 North Water Street, Suite 1200
           Milwaukee, WI 53202


Form 13F File Number: 028-14255


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   David Kuehl
Title:  Secretary
Phone:  414-291-9000

Signature,  Place,  and  Date  of  Signing:

/s/ David Kuehl                    Milwaukee, WI                      2/8/2013
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              40

Form 13F Information Table Value Total:  $87,821,231.00
                                         --------------


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

            COLUMN 1                COLUMN 2    COLUMN 3   COLUMN 4       COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
-------------------------------- -------------- --------- ---------- ------------------ ---------- -------- ----------------
                                                                      SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
         NAME OF ISSUER          TITLE OF CLASS   CUSIP     VALUE     PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
-------------------------------- -------------- --------- ---------- --------- --- ---- ---------- -------- ---- ------ ----
Crosstex Energy, Inc.            COM            22765Y104 23,442,559 1,634,767 SH       DEFINED                0      X    0
Crosstex Energy, Inc.            COM            22765Y104  7,678,654   535,471 SH       SOLE                   X      0    0
Crosstex Energy, LP              COM            22765U102     30,846     2,120 SH       DEFINED                0      X    0
Approach Resources,  Inc.        COM            03834A103 23,024,981   920,631 SH       SOLE                   X      0    0
Approach Resources,  Inc.        COM            03834A103  1,200,530    48,002 SH       DEFINED                0      X    0
Google Inc.                      COM            38259P508    851,244     1,200 SH       DEFINED                0      X    0
Rockwell Automation  Inc.        COM            773903109    503,940     6,000 SH       DEFINED                0      X    0
TCP Capital Corp.                COM            87238Q103  1,128,288    76,546 SH       DEFINED                0      X    0
Hallador Energy     Company      COM            40609P105 23,034,538 2,788,685 SH       SOLE                   X      0    0
Star Gas Partners L.P.           UNIT           85512C105    818,000   200,000 SH       SOLE                   X      0    0
3M Company                       COM            88579Y101    210,491     2,267 SH       SOLE                   X      0    0
Abbott Laboratories              COM            002824100    238,813     3,646 SH       SOLE                   X      0    0
ABB Ltd.                         ADR            000375204    186,528     8,972 SH       SOLE                   X      0    0
China Mobile Limited             ADR            16941M109    217,264     3,700 SH       SOLE                   X      0    0
Tata Motors Ltd.                 ADR            876568502    320,199    11,149 SH       SOLE                   X      0    0
Total S.A.                       ADR            89151E109    200,030     3,846 SH       SOLE                   X      0    0
Vodafone Group PLC               ADR            92857W209    177,464     7,045 SH       SOLE                   X      0    0
AT&T Inc.                        COM            00206R102    213,115     6,322 SH       SOLE                   X      0    0
Chevron Corporation              COM            166764100    206,115     1,906 SH       SOLE                   X      0    0
The Chubb  Corporation           COM            171232101    227,918     3,026 SH       SOLE                   X      0    0
The Coca Cola  Company           COM            191216100    193,575     5,340 SH       SOLE                   X      0    0
Du Pont E I De  Nemours & Co     COM            263534109    174,124     3,872 SH       SOLE                   X      0    0
Emerson Electric Co.             COM            291011104    212,634     4,015 SH       SOLE                   X      0    0
Exelon Corporation               COM            30161N101    140,611     4,728 SH       SOLE                   X      0    0
Exxon Mobil  Corporation         COM            30231G102    219,577     2,537 SH       SOLE                   X      0    0
General Electric  Company        COM            369604103    246,339    11,736 SH       SOLE                   X      0    0
Illinois Tool Works  Inc.        COM            452308109    251,510     4,136 SH       SOLE                   X      0    0
Intel Corporation                COM            458140100    188,311     9,128 SH       SOLE                   X      0    0
Johnson & Johnson                COM            478160104    198,804     2,836 SH       SOLE                   X      0    0
Kimberly-Clark  Corporation      COM            494368103    233,533     2,766 SH       SOLE                   X      0    0
Kraft Foods Inc.                 COM            50075N104     81,619     1,795 SH       SOLE                   X      0    0
McDonald's Corp.                 COM            580135101    178,184     2,020 SH       SOLE                   X      0    0
Medtronic, Inc.                  COM            585055106    220,483     5,375 SH       SOLE                   X      0    0
Microsoft Corporation            COM            594918104    187,698     7,022 SH       SOLE                   X      0    0
Terra Nitrogen  Company, LP      COM            881005201    202,529       946 SH       SOLE                   X      0    0
Mondelez  International Inc.     COM            609207105    137,181     5,386 SH       SOLE                   X      0    0
The Procter & Gamble  Company    COM            742718109    199,121     2,933 SH       SOLE                   X      0    0
United Parcel Service,  Inc.     COM            911312106    205,191     2,783 SH       SOLE                   X      0    0
United Technologies  Corporation COM            913017109    205,681     2,508 SH       SOLE                   X      0    0
Verizon  Communications  Inc.    COM            92343V104    233,009     5,385 SH       SOLE                   X      0    0
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